UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Pennsylvania Municipal Money Market Fund
August 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.5%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania--96.3%
Allegheny County Industrial
Development Authority,
Commercial Development
Revenue, Refunding (Two
Marquis Plaza Project) (LOC;
PNC Bank NA)	0.32	9/7/10	1,825,000 a,b	1,825,000
Allegheny County Industrial
Development Authority, Revenue
(The Bradley Center) (LOC;
National City Bank)	0.39	9/7/10	1,325,000 a,b	1,325,000
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue (Longwood at Oakmont,
Inc.) (LOC; Allied Irish Banks)	2.15	9/1/10	9,225,000 a,c	9,225,000
Berks County Industrial
Development Authority, Revenue
(KTB Real Estate Partnership
Project) (LOC; M&T Bank)	0.61	9/7/10	1,505,000 a,b	1,505,000
Berks County Industrial
Development Authority, Student
Housing Revenue (CHF-Kutztown,
LLC Project Servicing Kutztown
University of Pennsylvania)
(LOC; Banco Santander)	0.35	9/7/10	5,425,000 a	5,425,000
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.50	1/13/11	7,300,000 a,c	7,300,000
Blair County Industrial
Development Authority, Revenue
(News Printing Company, Inc.
Project) (LOC; PNC Bank NA)	0.37	9/7/10	3,800,000 a,b	3,800,000
Bradford County Industrial
Development Authority, EDR

(Towanda Printing Company
Project) (LOC; PNC Bank NA)	0.37	9/7/10	1,985,000 a,b	1,985,000
Bradford County Industrial
Development Authority, Revenue
(State Aggregates Inc.
Project) (LOC; M&T Bank)	0.50	9/7/10	1,825,000 a,b	1,825,000
Bucks County Industrial
Development Authority, IDR
(Dunmore Corporation Project)
(LOC; Wachovia Bank)	0.51	9/7/10	950,000 a,b	950,000
Bucks County Industrial
Development Authority, Revenue
(Pennswood Village Project)
(LOC; Bank of America)	0.32	9/7/10	1,500,000 a,c	1,500,000
Bucks County Industrial
Development Authority, Revenue
(Pennswood Village Project)
(LOC; Bank of America)	0.32	9/7/10	8,400,000 a,c	8,400,000
Chester County Industrial
Development Authority, Revenue
(Malvern Preparatory School
Project) (LOC; FHLB)	0.39	9/7/10	7,440,000 a	7,440,000
College Township Industrial
Development Authority, IDR,
Refunding (Ball Corporation
Project) (LOC; JPMorgan Chase
Bank)	0.55	9/7/10	2,800,000 a,b	2,800,000
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes, Inc.
Project) (LOC; KBC Bank)	0.32	9/7/10	7,025,000 a,c	7,025,000
Delaware County Industrial
Development Authority, Revenue
(Astra Foods, Inc. Project)
(LOC; Wachovia Bank)	0.51	9/7/10	2,790,000 a,b	2,790,000
Harrisburg Authority,
Revenue (Township of West
Brandywine Project) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	1.15	9/7/10	3,550,000 a	3,550,000
Jackson Township Industrial
Development Authority, IDR

(Everlast Roofing Inc.
Project) (LOC; M&T Bank)	0.50	9/7/10	3,210,000 a,b	3,210,000
JPMorgan Chase Putters/Drivers
Trust (University of
Pittsburgh of the Commonwealth
System of Higher Education,
University Capital Project
Revenue) (Liquidity Facility;
JPMorgan Chase Bank)	0.30	9/7/10	4,425,000 a,d	4,425,000
Lackawanna County Industrial
Development Authority, Revenue
(Material Technology and
Logistics, Inc. Project) (LOC;
Wachovia Bank)	0.51	9/7/10	2,925,000 a,b	2,925,000
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic Homes
Project) (LOC; JPMorgan Chase
Bank)	0.25	9/1/10	1,600,000 a,c	1,600,000
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue	2.00	12/15/10	1,200,000	1,201,022
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue	2.00	12/15/10	1,000,000	1,003,286
Lancaster Industrial Development
Authority, Revenue (Henry
Molded Products) (LOC; M&T
Bank)	0.60	9/7/10	1,860,000 a,b	1,860,000
Lock Haven,
GO Notes	1.50	12/22/10	2,000,000	2,004,872
Lower Bucks County Joint Municipal
Authority, Water and Sewer
Revenue	2.00	11/15/10	690,000	692,170
Luzerne County Industrial
Development Authority, Revenue
(Cornell Iron Works Project)
(LOC; Bank of America)	0.51	9/7/10	1,000,000 a,b	1,000,000
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(LOC; PNC Bank NA)	0.30	9/7/10	4,525,000 a,c	4,525,000
Montgomery County Industrial
Development Authority, Revenue

(Recigno Laboratories, Inc.
Project) (LOC; Wachovia Bank)	0.51	9/7/10	2,065,000 a,b	2,065,000
North Penn Water Authority,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.52	9/7/10	14,040,000 a	14,040,000
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC;
Wachovia Bank)	0.51	9/7/10	1,720,000 a,b	1,720,000
Pennsylvania Economic Development
Financing Authority, EDR
(Plastikos Realty Project)
(LOC; PNC Bank NA)	0.46	9/7/10	400,000 a,b	400,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue, CP
(Pennsylvania Power and Light
Utilities Project) (LOC;
Wachovia Bank)	0.62	9/1/10	8,150,000	8,150,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Northwestern Human Services -
Allegheny Valley School, LLC
Issue) (LOC; TD Bank)	0.25	9/1/10	4,000,000 a	4,000,000
Philadelphia,
Gas Works Revenue, Refunding
(LOC; Scotiabank)	0.27	9/7/10	10,000,000 a	10,000,000
Philadelphia,
GO Notes, TRAN	2.00	6/30/11	4,000,000	4,042,728
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.25	9/1/10	5,000,000 a,c	5,000,000
Pittsburgh Water and Sewer
Authority, Water and Sewer
System Subordinate Revenue,
Refunding (LOC; FHLB)	2.00	9/1/10	5,000,000	5,000,000
RBC Municipal Products Inc. Trust

(Berks County Municipal
Authority, Health Care Revenue
(Reading Hospital and Medical
Center Project)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.29	9/7/10	10,000,000 a,c,d	10,000,000
Susquehanna County Industrial
Development Authority, IDR
(Stabler Companies, Inc.
Project) (LOC; Wachovia Bank)	0.50	9/7/10	4,410,000 a,b	4,410,000
Telford Industrial Development
Authority, IDR (Ridgetop
Associates Project) (LOC; Bank
of America)	0.53	9/7/10	4,510,000 a,b	4,510,000
Union County Industrial
Development Authority, Revenue
(Stabler Companies Inc.
Project) (LOC; M&T Bank)	0.45	9/7/10	5,100,000 a,b	5,100,000
Washington County Authority,
Revenue (Girard Estate
Refunding Project) (LOC;
JPMorgan Chase Bank)	0.28	9/7/10	4,000,000 a,b	4,000,000
York County Industrial Development
Authority, Revenue (Riach
Family Limited Partnership
Project) (LOC; M&T Bank)	0.55	9/7/10	1,625,000 a,b	1,625,000
York County Industrial Development
Authority, Revenue (York Sheet
Metal, Inc. Project) (LOC; M&T
Bank)	0.55	9/7/10	1,680,000 a,b	1,680,000

U.S. Related--3.2%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.31	9/7/10	6,000,000 a,d	6,000,000

Total Investments (cost $184,859,078)			99.5%	184,859,078
Cash and Receivables (Net)			.5%	1,012,178
Net Assets			100.0%	185,871,256

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	At August 31, 2010, the fund had $53,310,000 or 28.7% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.
c	At August 31, 2010, the fund had $54,575,000 or 29.4% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
d

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities amounted to $20,425,000 or 11.0% of net assets.

At August 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	184,859,078
Level 3 - Significant Unobservable Inputs	-
Total	184,859,078

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: October 26, 2010

By: /s/ James Windels
James Windels Treasurer
Date: October 26, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)